TRADE ACCOUNTS RECEIVABLE - Summary of Trade Accounts Receivable Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 1,439	€ 1,669
Trade accounts receivable, gross
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	1,478	1,687
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 39	€ 18